Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Before Income Tax

The components of income (loss) before income tax are as follows:

Year ended December 31,	2016	2017	2018
PRC, excluding Hong Kong	$(2,106)	$(6,759)	$(10,590)
Hong Kong and other jurisdictions	(7,428)	10,703	(2,664)
	$(9,534)	$3,944	$(13,254)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2017 and 2018 are attributable to the following:

December 31,	2017	2018
Net operating losses	$5,779	$9,165
Property, plant and equipment	1,279	142
Total deferred tax assets	7,058	9,307
Less: valuation allowance	(7,058)	(9,307)
Deferred tax assets	—	—
Net deferred tax assets	$—	$—

Movement of Deferred Tax Assets Valuation Allowance

Movement of valuation allowance:

December 31,	2016	2017	2018
At beginning of the year	$6,732	$5,315	$7,058
Current year (deduction) addition	(1,417)	1,743	2,249
At end of the year	$5,315	$7,058	$9,307

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Loss Before Income Taxes

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the (loss) income before income taxes in the consolidated statements of comprehensive (loss) income is as follows:

Year ended December 31,	2016	2017	2018
(Loss) income before income taxes	$(9,534)	$3,944	$(13,254)
PRC tax rate	25%	25%	25%
Tax benefit (tax expense) at PRC tax rate on income before income tax	$2,383	$(986)	$3,314
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(130)	(208)	(530)
Change in valuation allowance	1,417	(1,743)	(2,249)
Reversal of tax loss cannot be recoverable in future	(1,664)	(950)	—
Tax benefit (tax expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	(2,893)	3,118	94
Loss from discontinued operations and others	887	769	(629)
Income tax (expense) benefit	$—	$—	$—